                                           FORM N-SAR
                                       SEMI-ANNUAL
REPORT
                               FOR REGISTERED
INVESTMENT COMPANIES



Report for six month period ending:      /       /         (a)
               or fiscal year ending:    12/31/97         (b)

Is this a transition report? (Y/N) _N___

Is this an amendment to a previous filing? (Y/N) _N___

Those items or sub-items with a box "#" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.     A.      Registrant Name: TAX EXEMPT
SECURITIES TRUST

       B.      File Number: 811-2560

       C.      Telephone Number: 212-816-6048

2.     A.      Street: 388 GREENWICH ST. 23RD FLOOR

       B.      City   NY                     C. State NY    D.
Zip Code:   10013  Zip Ext:

       E.      ForeigCountry:
Foreign Postal Code:

3.     Is this the first filing on this form by Registrant?
(Y/N)___N______________________

4.     Is this the last filing on this form by Registrant?
(Y/N)_____N____________________

5.     Is Registrant a small business investment company
(SBIC)? (Y/N) __N_____________
       [If answer is "Y"(Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)
____Y_____________
       [If answer is "Y"(Yes), complete only items 111 through 132.]

7.     A.      Is Registrant a series or multiple portfolio
company? (Y/N) ______________
               [If answer is "N"(No), go to item 8.]
       B. Hos many separate series or portfolios did Registrant have at the end of the period?_________________

                 01For period ending
__12/31/97_________         If filing more than one
                Page 47, "X" box:     #
File number 811-2560___________


UNIT INVESTMENT TRUSTS

111.   A.      #  Depositor
Name:____________________________________

       B.      # File Number (If any):
________________________

       C.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________

111.   A.      #  Depositor
Name:____________________________________

       B.      # File Number (If any):
________________________

       C.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________


112.   A.      # Sponsor
Name:____________________________________

       B.      # File Number (If any):
________________________

       C.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________

112.   A.      # Sponsor
Name:____________________________________

       B.      # File Number (If any):
________________________

       C.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________






              47For period ending
12/31/97___________   If filing more than one
          Page 48, "X" box:     #
File number 811-2560____________


113.   A.      # Trustee
Name:____________________________________

       B.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________

113.   A.      # Trustee
Name:____________________________________

       B.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________


114.   A.      # Principal Underwriter
Name:____________________________________

       B.      # File Number: 8-_____________

       C.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________

114.   A.      # Principal Underwriter
Name:____________________________________

       B.      # File Number: 8-_____________

       C.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________



115.   A.      # Independent Public Accountant
Name:_____________________________

       B.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________

115.   A.      # Independent Public Accountant
Name:_____________________________

       B.      # City:________________ State:________Zip
Code:__________Zip Ext.:______

               # Foreign Country: ______________ Foreign
Postal Code: _______________

For period ending ___________        If filing more than
one
               Page 49, "X" box:
  File number 811-2560____________



116. Family of investment companies information:

     A.   # Is Registrant part of a family of investment
companies? (Y/N) __________     ____

                 Y/N
     B.   # Identify the family in 10 letters:
__________________
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   # Is Registrant a separate account of an insurance
company? (Y/N) ________      ____

                 Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.   # Variable annuity contracts? (Y/N)
_______________________________             ____

                 Y/N

     C.   # Scheduled premium variable life contracts?
(Y/N)___________________           ____

                 Y/N

     D.   # Flexible premium variable life contracts?
(Y/N)___________________            ____

                 Y/N

     E.   # Other types of insurance products registered
under the Securities Act
          of 1933? (Y/N)______________________________
                                  ____

                 Y/N

118. #    State the number of series existing at the end of
the period that had securities
          registered under the Securities Act of
1933.__564______________

119. #    State the number of new series for which
registration statements under the Securities Act
          of 1933 became effective during the
period___26_________

120. #    State the total value of the portfolio securities on
the date of deposit for the new series
          included in item 119 ($000's omitted)
________________________ $_114,362________

121. #    State the number of series for which a current
prospectus was in existence at the end of the period _405___________

122. #    State the number of existing series for which
additional units were registered under the Securities Act of 1933 during the current period
__0_________________

         49
For period ending 12/31/97___________
        If filing more than one
        Page 50, "X" box:     #
File number 811-2560____________


123. #    State the total value of the additional units
considered in answering item 122 ($000's omitted)
          $________

124. #    State the total value of units of prior series that
were placed in the portfolios of subsequent series during
          the current period (the value of these units is to be
measured on the date they were placed in the
          subsequent series) ($000's omitted)
          _____________________________      $0________

125. #    State the total dollar amount of sales loads
collected (before reallowances to other brokers or dealers)
          by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)__________ $5,650_________

126. #    Of the amount shown in item 125, state the total
dollar amount of sales loads collected from secondary
          market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) _______________ $2,074_______

127. #    List opposite the appropriate description below
the number of series whose portfolios are invested
          primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                    Number of
Total Assets  Total Income
                                                     Series
($000's    Distributions
                                                    Investing
omitted)  ($000's omitted)

A.   U.S. Treasury direct issue_______________
_______        $______        $______

B.   U.S. Government agency_______________
_______        $______        $______

C.   State and municipal tax-free____________
_504______     $2,035,393______$138,244______

D.   Public utility debt_____________               _______
      $______        $______

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent______________
_______        $______        $______

F.   All other corporate intermed. & long-term
     debt_____________                              _______
     $______        $______

G.   All other corporate short-term debt_________
_______        $______        $______

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers___________
_______        $______        $______

I.   Investment company equity securities______
_______        $______        $______

J.   All other equity securities________            _______
      $______        $______

K.   Other securities___________                    _______
      $______        $______

L.   Total assets of all series of registrant____
504_______     $2,035,393______$138,244______


For period ending 12/31/97__________
        If filing more than one
     Page 51, "X" box:     #
File number 811-2560____________



128.   #    Is the timely payment of principal and interest
on any of the portfolio securities held by any
            of registrant's series at the end of the current
period insured or guaranteed by an entity other
            than the issuer? (Y/N)
____________________________
_____

                 Y/N
            [If answer is "N" (No), go to item 131.]

129.   #    Is the issuer of any instrument covered in the
item 128 delinquent or in default as to payment
            of principal or interest at the end of the current
period?
            (Y/N)_________________________
                                _____

                 Y/N
            [If answer is "N" (No), go to item 131.]

130.   #    In computations of NAV or offering price per
unit, is any part of the value attributed to
            instruments identified in item 129 derived from
insurance or guarantees?
            (Y/N)_______________________
                               _____

                 Y/N
131.   #    Total expenses incurred by all series of
Registrant during the current reporting period ($000's
            omitted) 5,722__________________________

132.   #    List the "811" (Investment Company Act of
1940) registration number for all Series of
            Registrant that are being included in this filing:

            811-2560_____     811-_____         811-_____
        811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____

            811-_____         811-_____         811-_____
      811-_____          811-_____










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